Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Convertible Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Common Stock Issuable	Total
Balance at Dec. 31, 2022	$ 7,000	$ 315,188	$ 637,577	$ (1,785,932)		$ (826,167)
Balance (in Shares) at Dec. 31, 2022	7,000,000	315,188,929
Common stock issuable for services		$ 1,083	257,630			258,713
Common stock issuable for services (in Shares)		1,083,334
Stock issued for conversion of debt including inducement expense		$ 7,315	942,837			950,152
Stock issued for conversion of debt including inducement expense (in Shares)		7,315,341
Stock issued in connection with the extension of notes and convertible notes including inducement expense		$ 2,040	363,120			365,160
Stock issued in connection with the extension of notes and convertible notes including inducement expense (in Shares)		2,040,000
Stock repurchased in exchange for note payable ($0.001) - related party - net and stock cancelled		$ (171,163)	48,290			(122,873)
Stock repurchased in exchange for note payable ($0.001) - related party - net and stock cancelled (in Shares)		(171,162,796)
Common stock issuable for conversion of debt including inducement expense		$ 1,000	369,000			370,000
Common stock issuable for conversion of debt including inducement expense (in Shares)		1,000,000
Net loss				(2,456,550)		(2,456,550)
Balance at Dec. 31, 2023	$ 7,000	$ 155,463	2,618,454	(4,242,482)		(1,461,565)
Balance (in Shares) at Dec. 31, 2023	7,000,000	155,464,808
Common stock issuable for services					$ 227,750	227,750
Common stock issuable for services (in Shares)					1,475,000
Common stock issuable for conversion of debt including inducement expense					$ 520,000	520,000
Common stock issuable for conversion of debt including inducement expense (in Shares)					2,080,000
Warrant issued for commitment fee			677,130			677,130
Net loss				(1,610,880)		(1,610,880)
Balance at Mar. 31, 2024	$ 7,000	$ 155,463	3,295,584	(5,853,362)	$ 747,750	(1,647,565)
Balance (in Shares) at Mar. 31, 2024	7,000,000	155,464,808			3,555,000
Balance at Dec. 31, 2023	$ 7,000	$ 155,463	2,618,454	(4,242,482)		(1,461,565)
Balance (in Shares) at Dec. 31, 2023	7,000,000	155,464,808
Net loss						(1,975,071)
Balance at Jun. 30, 2024	$ 7,000	$ 159,018	4,039,779	(6,217,553)		(2,011,756)
Balance (in Shares) at Jun. 30, 2024	7,000,000	159,019,808
Balance at Dec. 31, 2023	$ 7,000	$ 155,463	2,618,454	(4,242,482)		(1,461,565)
Balance (in Shares) at Dec. 31, 2023	7,000,000	155,464,808
Common stock issuable for services		$ 1,718	316,082			317,800
Common stock issuable for services (in Shares)		1,718,000
Common stock issued for R&D expenses		$ 750	100,050			100,800
Common stock issued for R&D expenses (in Shares)		750,000
Common stock issued for inducement expense		$ 2,580	624,220			626,800
Common stock issued for inducement expense (in Shares)		2,580,000
Warrants issued for inducement expense and debt discount			377,774			377,774
Cancellation of common stock
Cancellation of common stock (in Shares)		(1)
Warrant issued for commitment fee			677,130			677,130
Net loss				(3,016,884)		(3,016,884)
Balance at Dec. 31, 2024	$ 7,000	$ 160,511	4,713,710	(7,259,366)		(2,378,145)
Balance (in Shares) at Dec. 31, 2024	7,000,000	160,512,807
Balance at Mar. 31, 2024	$ 7,000	$ 155,463	3,295,584	(5,853,362)	$ 747,750	(1,647,565)
Balance (in Shares) at Mar. 31, 2024	7,000,000	155,464,808			3,555,000
Common stock issuable for services		$ 1,475	226,275		$ (227,750)
Common stock issuable for services (in Shares)		1,475,000			(1,475,000)
Common stock issuable for conversion of debt including inducement expense		$ 2,080	517,920		$ (520,000)
Common stock issuable for conversion of debt including inducement expense (in Shares)		2,080,000			(2,080,000)
Net loss				(364,191)		(364,191)
Balance at Jun. 30, 2024	$ 7,000	$ 159,018	4,039,779	(6,217,553)		(2,011,756)
Balance (in Shares) at Jun. 30, 2024	7,000,000	159,019,808
Balance at Dec. 31, 2024	$ 7,000	$ 160,511	4,713,710	(7,259,366)		(2,378,145)
Balance (in Shares) at Dec. 31, 2024	7,000,000	160,512,807
Common stock issuable for services		$ 1,057	165,315			166,372
Common stock issuable for services (in Shares)		1,057,000
Net loss				(540,943)		(540,943)
Balance at Mar. 31, 2025	$ 7,000	$ 161,568	4,879,025	(7,800,309)		(2,752,716)
Balance (in Shares) at Mar. 31, 2025	7,000,000	161,569,807
Balance at Dec. 31, 2024	$ 7,000	$ 160,511	4,713,710	(7,259,366)		(2,378,145)
Balance (in Shares) at Dec. 31, 2024	7,000,000	160,512,807
Net loss						(1,190,387)
Balance at Jun. 30, 2025	$ 7,000	$ 161,568	4,879,025	(8,449,753)		(3,402,160)
Balance (in Shares) at Jun. 30, 2025	7,000,000	161,569,807
Balance at Mar. 31, 2025	$ 7,000	$ 161,568	4,879,025	(7,800,309)		(2,752,716)
Balance (in Shares) at Mar. 31, 2025	7,000,000	161,569,807
Net loss				(649,444)		(649,444)
Balance at Jun. 30, 2025	$ 7,000	$ 161,568	$ 4,879,025	$ (8,449,753)		$ (3,402,160)
Balance (in Shares) at Jun. 30, 2025	7,000,000	161,569,807